Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2022
Auditors' Remuneration [abstract]
Schedule of auditors' remuneration
	Years Ended June 30,
	2022	2021	2020

- Audit and review of financial statements (1)	216,400	202,400	194,900
- Other audit services (2)	-	130,000	60,000

	216,400	332,400	254,900

1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.

2.	Included in the balance are amounts related to additional regulatory filings during the 2021 and 2020 financial years. All services provided are considered audit services for the purpose of SEC classification.